Fair Value (Carrying Values And Estimated Fair Values) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 4,050	$ 4,057	$ 4,057
Level 2 of fair value hierarchy [member] | Carrying Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	4,051		5,308
Level 2 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 4,839		$ 6,014